Label	Element	Value
Treasury Shares Held In Employee Share-based Payment Plans [Member] | UNITED STATES
Treasury shares	ifrs-full_TreasuryShares	$ 0
Treasury shares	ifrs-full_TreasuryShares	0
Treasury shares	ifrs-full_TreasuryShares	$ 0
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	36,000
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	0
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	0
Treasury Shares Held By Parent [Member]
Treasury shares	ifrs-full_TreasuryShares	$ 183,000,000
Treasury shares	ifrs-full_TreasuryShares	235,000,000
Treasury shares	ifrs-full_TreasuryShares	$ 259,000,000
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	1,037,201,000
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	940,571,000
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	726,339,000
Treasury Shares Held In Employee Share Ownership Plans [Member]
Treasury shares	ifrs-full_TreasuryShares	$ 46,000,000
Treasury shares	ifrs-full_TreasuryShares	24,000,000
Treasury shares	ifrs-full_TreasuryShares	$ 88,000,000
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	350,704,000
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	184,356,000
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	100,256,000